Deferred Tax Assets - Summary of Major Deferred Tax Assets Recognised In Group (Detail)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 MYR (RM)
Deferred tax assets and liabilities [abstract]
At January 1	$ 77,149	RM 339,650
Credit to profit and loss			339,650
At December 31	$ 77,149	RM 339,650	RM 339,650